Income Taxes (Schedule Of Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current taxes:
Foreign	$ (240)	$ (124)	$ 2
Domestic		(57)	(70)
Total current income taxes	(240)	(181)	(68)
Deferred taxes:
Foreign	(1,065)	942	357
Domestic	(3,915)	(136)	1,028
Total deferred taxes	(4,980)	806	1,385
Tax benefit (expense)	$ (5,220)	$ 625	$ 1,317